FINANCIAL DEBT WITH THIRD PARTIES - SENIOR SECURED NOTES, DEBENTURES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about borrowings [line items]
Total debt	$ 109,700
Senior Secured Notes | Level 1 of fair value hierarchy [member]
Disclosure of detailed information about borrowings [line items]
Borrowings maturity	2022	2022
Borrowings, original currency	U.S. dollar	U.S. dollar
Principal	$ 493,701	$ 490,012
Interest accrued	11,910	11,910
Total debt	$ 505,611	$ 501,922